NET REVENUE FROM SALES (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Gross revenue	R$ 50,581,428	R$ 51,980,417	R$ 51,034,214
Sales returns, discounts and rebates	(786,103)	(673,746)	(371,189)
Taxes on sales	(6,107,865)	(5,868,721)	(6,300,905)
Deductions	(6,893,968)	(6,542,467)	(6,672,094)
Net revenue	43,687,460	45,437,950	44,362,120
Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Gross revenue	29,029,141	28,383,814	30,343,033
Foreign Market [Member]
IfrsStatementLineItems [Line Items]
Gross revenue	R$ 21,552,287	R$ 23,596,603	R$ 20,691,181